Expense Example - PGIM ESG Total Return Bond Fund	A 1 Year	A 3 Years	C 1 Year	C 3 Years	Z 1 Year	Z 3 Years	R6 1 Year	R6 3 Years
USD ($)	400	1,035	254	1,993	50	398	40	393